Retirement Plans - Defined Benefit Plans - Summary of Expected Future Pension Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Expected future pension benefit payments - 2012	$ 1,582
Expected future pension benefit payments - 2013	1,807
Expected future pension benefit payments - 2014	2,044
Expected future pension benefit payments - 2015	2,318
Expected future pension benefit payments - 2016	2,648
Expected future pension benefit payments - 2017-2021	$ 22,026